Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Segments and Corporate and Other Activities

The following is a summary of total assets for our segments and Corporate and Other activities as of the dates indicated:

(Amounts in millions)	March 31, 2013	December 31, 2012
Assets:
U.S. Life Insurance	$78,718	$79,214
International Mortgage Insurance	9,934	10,063
U.S. Mortgage Insurance	2,201	2,357
International Protection	2,049	2,145
Runoff	15,435	15,308
Corporate and Other	3,299	3,786

Segment assets from continuing operations	111,636	112,873
Assets associated with discontinued operations	439	439

Total assets	$112,075	$113,312

The following is a summary of our segments and Corporate and Other activities as of or for the years ended December 31:

2012	U.S. Life Insurance	International Mortgage Insurance	U.S. Mortgage Insurance	International Protection	Runoff	Corporate and Other	Total
(Amounts in millions)
Premiums	$2,789	$1,016	$549	$682	$5	$—	$5,041
Net investment income	2,594	375	68	131	145	30	3,343
Net investment gains (losses)	(8)	16	36	6	24	(47)	27
Insurance and investment product fees and other	875	1	23	3	207	120	1,229

Total revenues	6,250	1,408	676	822	381	103	9,640

Benefits and other changes in policy reserves	3,950	516	725	150	37	—	5,378
Interest credited	643	—	—	—	132	—	775
Acquisition and operating expenses, net of deferrals	677	55	143	483	79	157	1,594
Amortization of deferred acquisition costs and intangibles	477	64	5	113	51	12	722
Goodwill impairment	—	—	—	89	—	—	89
Interest expense	86	36	—	45	1	308	476

Total benefits and expenses	5,833	671	873	880	300	477	9,034

Income (loss) from continuing operations before income taxes	417	737	(197)	(58)	81	(374)	606
Provision (benefit) for income taxes	143	188	(83)	1	23	(134)	138

Income (loss) from continuing operations	274	549	(114)	(59)	58	(240)	468
Income from discontinued operations, net of taxes	—	—	—	—	—	57	57

Net income (loss)	274	549	(114)	(59)	58	(183)	525
Less: net income attributable to noncontrolling interests	—	200	—	—	—	—	200

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$274	$349	$(114)	$(59)	$58	$(183)	$325

Segment assets	$79,214	$10,063	$2,357	$2,145	$15,308	$3,786	$112,873
Assets associated with discontinued operations	—	—	—	—	—	439	439

Total assets	$79,214	$10,063	$2,357	$2,145	$15,308	$4,225	$113,312

2011	U.S. Life Insurance	International Mortgage Insurance	U.S. Mortgage Insurance	International Protection	Runoff	Corporate and Other	Total
(Amounts in millions)
Premiums	$2,979	$1,063	$547	$839	$260	$—	$5,688
Net investment income	2,538	393	104	173	140	32	3,380
Net investment gains (losses)	(73)	42	46	(1)	(174)	(35)	(195)
Insurance and investment product fees and other	686	9	5	11	299	40	1,050

Total revenues	6,130	1,507	702	1,022	525	37	9,923

Benefits and other changes in policy reserves	3,789	458	1,325	135	234	—	5,941
Interest credited	659	—	—	—	135	—	794
Acquisition and operating expenses, net of deferrals	736	248	156	590	142	58	1,930
Amortization of deferred acquisition costs and intangibles	297	66	5	143	70	12	593
Goodwill impairment	—	—	—	—	—	29	29
Interest expense	104	31	—	38	2	331	506

Total benefits and expenses	5,585	803	1,486	906	583	430	9,793

Income (loss) from continuing operations before income taxes	545	704	(784)	116	(58)	(393)	130
Provision (benefit) for income taxes	189	212	(290)	26	(21)	(127)	(11)

Income (loss) from continuing operations	356	492	(494)	90	(37)	(266)	141
Income from discontinued operations, net of taxes	—	—	—	—	—	36	36

Net income (loss)	356	492	(494)	90	(37)	(230)	177
Less: net income attributable to noncontrolling interests	—	139	—	—	—	—	139

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$356	$353	$(494)	$90	$(37)	$(230)	$38

Segment assets	$75,547	$9,643	$2,966	$2,375	$16,031	$5,119	$111,681
Assets associated with discontinued operations	—	—	—	—	—	506	506

Total assets	$75,547	$9,643	$2,966	$2,375	$16,031	$5,625	$112,187

2010	U.S. Life Insurance	International Mortgage Insurance	U.S. Mortgage Insurance	International Protection	Runoff	Corporate and Other	Total
(Amounts in millions)
Premiums	$3,004	$994	$574	$939	$322	$—	$5,833
Net investment income	2,473	355	116	154	130	38	3,266
Net investment gains (losses)	(159)	15	33	5	(2)	(35)	(143)
Insurance and investment product fees and other	468	8	10	14	215	45	760

Total revenues	5,786	1,372	733	1,112	665	48	9,716

Benefits and other changes in policy reserves	3,654	390	1,491	196	270	—	6,001
Interest credited	685	—	—	—	156	—	841
Acquisition and operating expenses, net of deferrals	704	238	152	609	155	80	1,938
Amortization of deferred acquisition costs and intangibles	308	58	6	162	75	13	622
Interest expense	103	8	—	51	2	293	457

Total benefits and expenses	5,454	694	1,649	1,018	658	386	9,859

Income (loss) from continuing operations before income taxes	332	678	(916)	94	7	(338)	(143)
Provision (benefit) for income taxes	117	166	(338)	21	(12)	(233)	(279)

Income (loss) from continuing operations	215	512	(578)	73	19	(105)	136
Income from discontinued operations, net of taxes	—	—	—	—	—	45	45

Net income (loss)	215	512	(578)	73	19	(60)	181
Less: net income attributable to noncontrolling interests	—	143	—	—	—	—	143

Net income (loss) available to Genworth Financial, Inc.’s common stockholders	$215	$369	$(578)	$73	$19	$(60)	$38

Summary of Revenues for Segments and Corporate and Other Activities

The following is a summary of revenues for our segments and Corporate and Other activities for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
Revenues:
U.S. Life Insurance segment:
Life insurance	$494	$373
Long-term care insurance	775	775
Fixed annuities	252	294

U.S. Life Insurance segment’s revenues	1,521	1,442

International Mortgage Insurance segment:
Canada	192	198
Australia	143	133
Other Countries	10	15

International Mortgage Insurance segment’s revenues	345	346

U.S. Mortgage Insurance segment’s revenues	154	188

International Protection segment’s revenues	205	218

Runoff segment’s revenues	43	133

Corporate and Other’s revenues	35	(12)

Total revenues	$2,303	$2,315

The following is a summary of revenues of major product groups for our segments and Corporate and Other activities for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Revenues:
U.S. Life Insurance segment:
Life insurance	$1,926	$2,042	$1,778
Long-term care insurance	3,207	3,002	2,834
Fixed annuities	1,117	1,086	1,174

U.S. Life Insurance segment’s revenues	6,250	6,130	5,786

International Mortgage Insurance segment:
Canada	786	823	796
Australia	567	612	496
Other Countries	55	72	80

International Mortgage Insurance segment’s revenues	1,408	1,507	1,372

U.S. Mortgage Insurance segment’s revenues	676	702	733

International Protection segment’s revenues	822	1,022	1,112

Runoff segment’s revenues	381	525	665

Corporate and Other’s revenues	103	37	48

Total revenues	$9,640	$9,923	$9,716

Summary of Net Operating Income (Loss) Available to Company's Common Stockholders for Segments and Corporate and Other Activities

The following is a summary of net operating income (loss) for our segments and Corporate and Other activities and a reconciliation of net operating income (loss) for our segments and Corporate and Other activities to net income for the periods indicated:

	Three months ended March 31,
(Amounts in millions)	2013	2012
U.S. Life Insurance segment:
Life insurance	$36	$6
Long-term care insurance	20	35
Fixed annuities	29	23

U.S. Life Insurance segment’s net operating income	85	64

International Mortgage Insurance segment:
Canada	42	37
Australia	46	(21)
Other Countries	(7)	(9)

International Mortgage Insurance segment’s net operating income	81	7

U.S. Mortgage Insurance segment’s net operating income (loss)	21	(44)

International Protection segment’s net operating income	6	5

Runoff segment’s net operating income	16	35

Corporate and Other’s net operating loss	(58)	(50)

Net operating income	151	17
Net investment gains (losses), net of taxes and other adjustments	(28)	17
Income (loss) from discontinued operations, net of taxes	(20)	12

Net income available to Genworth’s common stockholders	103	46
Add: net income attributable to noncontrolling interests	38	33

Net income	$141	$79

The following is a summary of net operating income (loss) for our segments and Corporate and Other activities for the years ended December 31:

(Amounts in millions)	2012	2011	2010
U.S. Life Insurance segment:
Life insurance	$107	$211	$106
Long-term care insurance	101	99	121
Fixed annuities	82	78	82

U.S. Life Insurance segment’s net operating income	290	388	309

International Mortgage Insurance segment:
Canada	234	159	176
Australia	142	196	203
Other Countries	(34)	(27)	(17)

International Mortgage Insurance segment’s net operating income	342	328	362

U.S. Mortgage Insurance segment’s net operating loss	(138)	(524)	(599)

International Protection segment’s net operating income	24	91	70

Runoff segment’s net operating income	46	27	23

Corporate and Other’s net operating loss	(209)	(225)	(189)

Net operating income (loss)	355	85	(24)
Net investment gains (losses), net of taxes and other adjustments	(1)	(100)	(89)
Income from discontinued operations, net of taxes	57	36	45
Goodwill impairment, net of taxes	(86)	(19)	—
Gain on sale of business, net of taxes	—	36	—
Net tax benefit related to separation from our former parent	—	—	106

Net income available to Genworth Financial, Inc.’s common stockholders	325	38	38
Add: net income attributable to noncontrolling interests	200	139	143

Net income	$525	$177	$181

Schedule of Revenue, Net Income and Assets by Geographic Location

The following is a summary of geographic region activity as of or for the years ended December 31:

2012
(Amounts in millions)	United States	International	Total
Total revenues	$7,410	$2,230	$9,640

Income (loss) from continuing operations	$(22)	$490	$468

Net income	$35	$490	$525

Segment assets	$100,665	$12,208	$112,873

Assets associated with discontinued operations	$439	$—	$439

Total assets	$101,104	$12,208	$113,312

2011
(Amounts in millions)	United States	International	Total
Total revenues	$7,394	$2,529	$9,923

Income (loss) from continuing operations	$(441)	$582	$141

Net income (loss)	$(405)	$582	$177

Segment assets	$99,663	$12,018	$111,681

Assets associated with discontinued operations	$506	$—	$506

Total assets	$100,169	$12,018	$112,187

2010
(Amounts in millions)	United States	International	Total
Total revenues	$7,232	$2,484	$9,716

Income (loss) from continuing operations	$(449)	$585	$136

Net income (loss)	$(404)	$585	$181